Amounts due from related companies (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	$ 156,826	$ 324,337
Amounts due from related parties		324,337	$ 188,202	$ 1,082,000	¥ 7,340,000
Dunhua Acer Truncatum Seedling Planting Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	(0)	169,212
Amounts due from related parties		169,212	150,769
Zhong Yuan Nervonic Acid Bio Technology Co. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	156,826	77,506
Ai Rui Tai Ke Fertilizer Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	(0)	53,791
Amounts due from related parties		53,791	0
Zhong Yuan Bo Rui Biotechnology Zhuhai Hengqin Co Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	$ (0)	23,828
Zhong Yuan Nervonic Acid Bo Ttechnology Co. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties		77,506	37,433
Zhong Yuan Bo Ri Biotechnology Zhuhai Hengqin Co Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties		$ 23,828	$ 0